Risk Management (Details) - Schedule of distribution of bonds and debt securities with fixed interest rate - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Risk Management (Details) - Schedule of distribution of bonds and debt securities with fixed interest rate [Line Items]
Bonds	$ 489,081	$ 418,445
Unquoted bonds	1,994	2,471
Total	491,075	420,916
AAA [Member]
Risk Management (Details) - Schedule of distribution of bonds and debt securities with fixed interest rate [Line Items]
Bonds	4,628	3,363
Unquoted bonds
Total	4,628	3,363
AA [Member]
Risk Management (Details) - Schedule of distribution of bonds and debt securities with fixed interest rate [Line Items]
Bonds	45,513	20,803
Unquoted bonds
Total	45,513	20,803
A [Member]
Risk Management (Details) - Schedule of distribution of bonds and debt securities with fixed interest rate [Line Items]
Bonds	289,431	220,258
Unquoted bonds
Total	289,431	220,258
BBB [Member]
Risk Management (Details) - Schedule of distribution of bonds and debt securities with fixed interest rate [Line Items]
Bonds	147,002	166,789
Unquoted bonds
Total	147,002	166,789
BB [Member]
Risk Management (Details) - Schedule of distribution of bonds and debt securities with fixed interest rate [Line Items]
Bonds	203	7,027
Unquoted bonds
Total	203	7,027
Not rated [Member]
Risk Management (Details) - Schedule of distribution of bonds and debt securities with fixed interest rate [Line Items]
Bonds	2,304
Unquoted bonds	1,994	2,471
Total	$ 4,298	2,471
B [Member]
Risk Management (Details) - Schedule of distribution of bonds and debt securities with fixed interest rate [Line Items]
Bonds		205
Unquoted bonds
Total		$ 205